Deferred income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred income tax [Abstract]
Current	$ 23,837	$ 39,444	$ 14,222
Deferred	(5,825)	14,060	541
Tax expense (income), continuing operations	$ 18,012	$ 53,504	$ 14,763